ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1. ORGANIZATION AND DESCRIPTION OF BUSINESS
MineCo Holdings, Inc. was incorporated on December 13, 2017, in the State of Delaware and changed its name to Core Scientific, Inc. (“Legacy Core”) pursuant to an amendment to its Certificate of Incorporation dated June 12, 2018. On August 17, 2020, Legacy Core engaged in a holdco restructuring to facilitate a borrowing arrangement by Legacy Core pursuant to which Legacy Core was merged with and into a wholly owned subsidiary of Core Scientific Holding Co. and became a wholly owned subsidiary of Core Scientific Holding Co. and the stockholders of Legacy Core became the stockholders of Core Scientific Holding Co. In July 2021, Core Scientific Holding Co. completed the acquisition of Blockcap, Inc. (“Blockcap”). Prior to its acquisition, Blockcap was one of Legacy Core’s largest hosting customers. On January 19, 2022, following the approval at the special meeting of the stockholders of Power & Digital Infrastructure Acquisition Corp., a Delaware corporation (“XPDI”), Core Scientific Holding Co. merged with XPDI, and XPDI Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of XPDI (“Merger Sub”), consummated the transactions contemplated under the merger agreement. In connection with the closing of that merger (the “Business Combination”), XPDI changed its name from Power & Digital Infrastructure Acquisition Corp. to Core Scientific, Inc. (“Core Scientific” or the “Company”).
Core Scientific is an operator of dedicated, purpose-built facilities for digital asset mining and a premier provider of blockchain infrastructure, software solutions and services. The Company currently focuses primarily on digital asset mining. We employ our own large fleet of computers (“miners”) to earn digital assets for our own account and provide hosting services for large customers at our seven operational data centers in Georgia (2), Kentucky (1), North Carolina (1), North Dakota (1) and Texas (2). We derive the majority of our revenue from earning bitcoin for our own account (“self-mining”).
Our hosting business provides a full suite of services to digital asset mining customers. We provide deployment, monitoring, troubleshooting, optimization and maintenance of our customers’ digital asset mining equipment and provide necessary electrical power, repair and other infrastructure services necessary to operate, maintain and efficiently mine digital assets.
We operate in two segments: “Mining,” consisting of digital asset mining for our own account, and “Hosting,” consisting of our blockchain infrastructure and third-party hosting business. During 2022 and 2021, our “Hosting” segment also included sales of mining equipment to customers and was referred to as “Hosting and Equipment Sales.”
Our business strategy is to grow our revenue and profitability by increasing the capacity and efficiency of our self-mining fleet and entering into strategic, revenue-enhancing hosting opportunities with third parties. We intend to develop the infrastructure necessary to support business growth and profitability and capture adjacent opportunities that leverage our mining infrastructure, expertise and capabilities.
Chapter 11 Filing and Emergence from Bankruptcy
On December 21, 2022, the Company and certain of its affiliates (collectively, the “Debtors”) filed voluntary petitions (the “Chapter 11 Cases”) in the United States Bankruptcy Court for the Southern District of Texas (the “Bankruptcy Court”) seeking relief under Chapter 11 of the United States Code (the “Bankruptcy Code”). The Chapter 11 Cases are jointly administered under Case No. 22-90341. The Debtors continue to operate their business and manage their properties as “debtors-in-possession” (“DIP”) under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. The Debtors have filed various “first day” motions with the Bankruptcy Court requesting customary relief, which were generally approved by the Bankruptcy Court on December 22, 2022, that have enabled the Company to operate in the ordinary course while under Chapter 11 protection. For detailed discussion about the Chapter 11 Cases, refer to Note 3 — Chapter 11 Filing and Other Related Matters.
On January 15, 2024, the Debtors filed the Fourth Amended Joint Chapter 11 Plan of Reorganization of Core Scientific, Inc. and its Debtor Affiliates (with Technical Modifications) (the “Plan of Reorganization”) with the Bankruptcy Court. On January 16, 2024, the Bankruptcy Court entered an order (the “Confirmation Order”) among other things, confirming the Plan of Reorganization. On January 23, 2024 (the “Effective Date”), the conditions to the effectiveness of the Plan of Reorganization were satisfied or waived and the Company emerged from bankruptcy.